Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment
13.	PROPERTY, PLANT AND EQUIPMENT

	31 December 2017				31 December 2016
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total

Acquisition cost
Balance at end of previous year as reported	12 483	30 611	2 561	45 655	35 329
Adjustments	(469)	(834)	—	(1 303)	—
Balance at end of previous year as adjusted	12 014	29 777	2 561	44 352	35 329
Effect of movements in foreign exchange	378	988	65	1 431	(156)
Acquisitions	192	1 512	2 518	4 221	4 395
Acquisitions through business combinations	81	85	2	169	9 346
Disposals	(344)	(1 193)	(29)	(1 566)	(1 683)
Disposals through the sale of subsidiaries	(14)	(45)	—	(60)	(88)
Transfer (to)/from other asset categories and other movements[12]	435	2 594	(2 852)	177	(1 487)

Balance at end of the period	12 742	33 717	2 265	48 724	45 655

Depreciation and impairment losses
Balance at end of previous year	(3 065)	(15 068)	—	(18 133)	(16 377)
Effect of movements in foreign exchange	(118)	(579)	—	(697)	(190)
Depreciation	(472)	(3 095)	—	(3 567)	(2 986)
Disposals	141	1 020	—	1 161	1 431
Disposals through the sale of subsidiaries	9	39	—	48	(27)
Impairment losses	(2)	(83)	—	(85)	(39)
Transfer to/(from) other asset categories and other movements[1]	(7)	(260)	—	(267)	56

Balance at end of the period	(3 514)	(18 026)	—	(21 540)	(18 132)

Carrying amount
at 31 December 2016 as reported	9 418	15 543	2 561	27 522	27 522
at 31 December 2016 as adjusted	8 949	14 709	2 561	26 219	26 219
at 31 December 2017	9 228	15 691	2 265	27 184	—

[12]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans and to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.

The carrying amount of property, plant and equipment subject to restrictions on title amounts to 14m US dollar.

Contractual commitments to purchase property, plant and equipment amounted to 550m US dollar as at 31 December 2017 compared to 817m US dollar as at 31 December 2016.

AB InBev’s net capital expenditures amounted to 4 124m US dollar in 2017 and 4 768m US dollar in 2016. Out of the total 2017 capital expenditures approximately 45% was used to improve the company’s production facilities while 30% was used for logistics and commercial investments and 25% was used for improving administrative capabilities and purchase of hardware and software.

LEASED ASSETS

The company leases land and buildings as well as equipment under a number of finance lease agreements. The carrying amount as at 31 December 2017 of leased land and buildings was 300m US dollar (31 December 2016: 302m US dollar).